Equity - Summary of Components of Equity (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Equity attributable to owners of the Parent	€ 19,528	€ 21,474	€ 21,557
Non-controlling interests	2,219	2,221	2,226
Total	€ 21,747	€ 23,695	€ 23,783	€ 23,553	€ 21,249